RECEIVABLES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
RECEIVABLES AND OTHER CURRENT ASSETS
RECEIVABLES AND OTHER CURRENT ASSETS

	Notes	December 31, 2019	December 31, 2018
Income taxes receivable		$5.5	$4.0
Receivables from governments[1]		39.1	53.4
Gold receivables		3.2	1.6
Other receivables		3.6	4.1
Receivable from related parties	38	—	0.1
Total receivables		51.4	63.2
Prepayment for other assets		0.2	2.9
Marketable securities	23(a)	4.5	0.5
Prepaid expenses		11.0	11.4
Derivatives	23(a)	5.1	0.1
		$72.2	$78.1

1	Receivables from governments relate primarily to value added tax.